SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 14 – SUBSEQUENT EVENTS On October 23, 2023, the Company issued 24,869 common shares to two directors following the vesting of RSU’s.